Trade Receivables - Past due but not impaired (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 46,141	$ 26,807
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	46,770	26,923
Gross carrying amount | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,000	5,900
Up to three months | Gross carrying amount | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,923	5,658
Greater than three months | Gross carrying amount | Financial assets past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	$ 74	$ 276